Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
	Warrants are Convertible	Outstanding	as Liabilities	Price	Date

.	Common stock	6,128,379	6,128,379	$2.60	August and September 2018
	Common stock	717,905	717,905	$4.04	June and August 2014
	Common stock	552,186	552,186	$4.22	December 2014 and January 2015
	Common stock	7,740	—	$77.52	June and August 2014
	Common stock	1,022	—	$83.49	December 2014 and January 2015
	Common stock	960	—	$145.90	December 2015
	Common stock	2,047	—	$149.09	July 2015
	Common stock	30,192	—	$154.05	July 2015
	Common stock	2,012	—	$298.17	December 2014 and November 2015

	Subtotal	7,442,443	7,398,470

	Series C CPS	10,845	—	$230.52	March 2014

	Total	7,453,288	7,398,470

	Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	2,265,071	2,084,914	$0.8400	May 2013
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	69,301,409	8,577,389

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	70,379,320	8,577,389

Warrant [Member]
Warrants (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
	September 30, 2013		September 30, 2012

Risk-free interest rate	0.07% - 1.01%	0	0.15% - 0.22%
Expected remaining term	0.71 - 4.00 Years		0.64 - 1.79 Years
Expected volatility	85.06% - 112.18%		106.78% - 122.48%
Dividend yield	0%		0%

	December 31, 2012		December 31, 2011

Risk-free interest rate	0.08% - 0.21%	0	0.16% - 0.32%
Expected remaining term	0.38 - 1.58 Years		1.25 - 2.39 Years
Expected volatility	117.58% - 131.42%		80.66% - 85.13%
Dividend yield	0%		0%